SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENT

23. SUBSEQUENT EVENT

On February 10, 2026, our Board of Directors approved an increase to the annual cash dividend per share of common stock to $13.20 per share from $12.00 per share, effective with the dividend that will be paid in April 2026.